Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2026	1,179,828	165,258	1,345,086
Granted during the period	541,771	102,778	644,549
Settled during the period	(63,779)	(839)	(64,618)
Transferred during the period	(500,052)	(85,820)	(585,872)
Forfeited during the period	(50,720)	(12,097)	(62,817)
June 30, 2026	1,107,048	169,280	1,276,328
Specified by vesting year
2027	566,701	82,182	648,883
2028	366,687	54,954	421,641
2029	173,660	32,144	205,804
June 30, 2026	1,107,048	169,280	1,276,328

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2026	5,222,591	103.24
Granted during the period	171,670	196.17
Exercised during the period	(576,705)	89.26
Forfeited during the period	(57,032)	138.66
Expired during the period	(645)	12.33
June 30, 2026	4,759,879	107.87
Vested at June 30, 2026	4,008,234	100.09